Results related to financial liabilities measured at fair value through profit or loss (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Results related to financial liabilities measured at FVTPL	€ 345	€ 953	€ 2,713
Warrants to Rett Syndrome Research Trust
Disclosure of financial liabilities [line items]
Results related to financial liabilities measured at FVTPL	132
Warrants from convertible loans
Disclosure of financial liabilities [line items]
Results related to financial liabilities measured at FVTPL	€ 213	€ 953	€ 2,713